Common Stock - Summary of Information and Changes in Stock Options with Regard to Stock Option Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares under Stock Option, Beginning of the Year	9,473,482	10,481,750	11,039,544
Number of Shares Granted	2,832,587	2,239,088	2,277,946
Number of Shares Exercised	(1,366,459)	(3,019,219)	(2,594,566)
Number of Shares Cancelled	(303,417)	(228,137)	(241,174)
Number of shares under stock option, End of the year	10,636,193	9,473,482	10,481,750
Number of stock options, Vested or expected to vest	10,466,014
Number of stock options, Exercisable	5,831,091	4,823,331	5,073,965
Weighted Average Exercise Price, Beginning of year	$ 58.69	$ 47.20	$ 38.01
Weighted Average Exercise Price, Stock Options Granted	$ 69.37	$ 84.58	$ 79.68
Weighted Average Exercise Price, Stock Options Exercised	$ 72.43	$ 60.28	$ 40.20
Weighted Average Exercise Price, Stock Options Cancelled	$ 77.44	$ 82.26	$ 36.84
Weighted Average Exercise Price, End of the year	$ 63.29	$ 58.69	$ 47.20
Weighted Average Exercise Price, Stock options vested or expected to vest	$ 63.29
Weighted Average Exercise Price, Stock options, Exercisable	$ 53.46	$ 43.99	$ 38.47
Weighted Remaining Contractual Term, Outstanding	6 years 9 months 26 days	6 years 10 months 10 days
Weighted Remaining Contractual Term, Vested	6 years 9 months 26 days
Weighted Remaining Contractual Term, Exercisable	5 years 4 months 13 days
Stock Options Average Aggregate Intrinsic Value, Beginning	$ 150,667,018
Stock Options Average Aggregate Intrinsic Value, Ending	183,849,267	150,667,018
Stock Options Average Aggregate Intrinsic Value, Vested or expected to Vest	180,907,679
Stock Options Average Aggregate Intrinsic Value, Exercisable	$ 155,892,094